Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			1 Months Ended				12 Months Ended
	Jun. 21, 2000 Age	Mar. 31, 2013 USD ($)	Mar. 03, 2009 Maximum USD ($)	May 31, 2008 Trademark Infringements USD ($)	May 31, 2008 Trademark Infringements INR	Mar. 31, 2009 Patent Infringements USD ($)	Mar. 31, 2009 Patent Infringements INR	Mar. 31, 2013 First conviction USD ($)	Mar. 31, 2013 First conviction INR	Mar. 31, 2013 Second conviction USD ($)	Mar. 31, 2013 Second conviction INR
Loss Contingencies [Line Items]
Commitment for purchase of computer equipment and cost to develop internal use software		$ 675,458
Age of plaintiff	22
Years of imprisonment if convicted								5 years	5 years	10 years	10 years
Fine if convicted								2,000	100,000	4,000	200,000
Infringement related litigation, claim sought				20,000.0	1,000,000	20,000.0	1,000,000
Loss due to other litigation disputes			$ 44,000